Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
(Loss) / profit before income taxes	$ (213,685)	$ (48,236)	$ 1,039,533
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	475,460	310,384	186,929
Bad debt expenses		1,435	7,025
Unrealised foreign exchange (gains) / losses, net	(2,861)	6,088	13,686
Amortization of intangible assets	74,147	60,003	58,253
Change in operating assets and liabilities:
Accounts receivable	(371,259)	81,952	(314,382)
Net investment in sales-type leases	96,983	(171,705)	(213,095)
Inventories	221,911	263,735	(740,757)
Deposits, prepayments, and other receivables	59,475	(127,282)	(235,344)
Accounts payable	(77,174)	213,346	767,962
Customer deposits	(189,735)	1,195,661	169,111
Other payables and accrued liabilities	432,055	(105,338)	29,254
Income tax payable	(17,220)	(48,623)	(42,223)
Net cash provided by operating activities	488,097	1,631,420	725,952
Cash flows from investing activities:
Purchase of property and equipment	(548,739)	(468,355)	(7,179)
Purchase of intangible assets	(32,311)	(23,010)	(112,003)
Net cash used in investing activities	(581,050)	(491,365)	(119,182)
Cash flows from financing activities:
Funds injected by a shareholder		700,000
Proceeds from lease financing	335,003	382,316
Repayment of bank borrowings	(45,139)	(43,120)	(40,822)
Dividends paid		(277,891)	(78,640)
Repayment of lease liabilities	(570,279)	(464,211)	(290,875)
Payment of deferred offering costs	(185,117)	(836,288)
Net cash used in financing activities	(465,532)	(539,194)	(410,337)
Effect on exchange rate change on cash and cash equivalents	6,510	(7,317)	(6,634)
Net change in cash and cash equivalent	(551,975)	593,544	189,799
BEGINNING OF YEAR	995,092	401,548	211,749
END OF YEAR	443,117	995,092	401,548
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	17,220	48,623	55,255
Cash paid for interest	$ 34,702	$ 35,830	$ 29,331